Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2023
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Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2023 and 2022 were determined as follows:

	At March 31,
	2023	2022
	(In millions)
Present value of unfunded obligations	¥(32,531)	¥(32,948)
Present value of funded obligations	(995,908)	(1,083,182)
Fair value of plan assets	1,663,637	1,642,554

Net retirement benefit assets (liabilities) before the asset ceiling	¥635,198	¥526,424

Effect of the asset ceiling	110,075	17,928

Net retirement benefit assets (liabilities)	¥525,123	¥508,496

Of which retirement benefit liabilities included in “Other liabilities”	¥(37,021)	¥(44,622)
Of which retirement benefit assets included in “Other assets”	¥562,144	¥553,118

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022
	(In millions)
At beginning of period	¥1,116,130	¥1,147,057
Current service cost	30,761	30,658
Interest cost	8,782	7,077
Actuarial losses (gains)—demographic assumptions	(465)	(689)
Actuarial losses (gains)—financial assumptions	(61,402)	(30,384)
Actuarial losses (gains)—experience	517	10,780
Benefits paid	(43,135)	(42,272)
Lump-sum payments	(16,004)	(15,099)
Past service cost	(4,077)	7,175
Others	(2,668)	1,827

At end of period	¥1,028,439	¥1,116,130

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal ye
a
rs ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
At beginning of period	¥1,642,554	¥1,627,110
Interest income	12,760	9,920
Return on plan assets excluding interest income	38,081	30,716
Contributions by employer	12,775	12,718
Benefits paid	(43,135)	(42,272)
Others	602	4,362

At end of period	¥1,663,637	¥1,642,554

Effect of the Asset Ceiling
The movements in the effect of the asset ceiling for the fiscal years ended March 31, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2023	2022

	(In millions)
At beginning of period	¥17,928	¥—
Interest cost	133	—
Change in the asset ceiling	92,014	17,928

At end of period	¥110,075	¥17,928

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Current service cost	¥30,761	¥30,658	¥32,099
Net interest cost	(3,845)	(2,843)	(1,415)
Past service cost	(4,077)	7,175	(28,023)

Total	¥22,839	¥34,990	¥2,661

Plan Assets
The plan assets at March 31, 2023 and 2022 were composed as follows:

	At March 31,
	2023			2022
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total

	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥195,852	¥131,315	¥327,167	¥223,856	¥134,300	¥358,156
Debt instruments	16,857	214,122	230,979	10,790	212,974	223,764
General account of life insurance companies	—	41,595	41,595	222	41,075	41,297
Other investments and short-term assets	42,810	417,427	460,237	38,051	402,958	441,009
Plan assets retained in the retirement benefit trusts:
Equity instruments	511,553	2,253	513,806	488,762	2,357	491,119
Other short-term assets	80,668	9,185	89,853	78,318	8,891	87,209

Total	¥847,740	¥815,897	¥1,663,637	¥839,999	¥802,555	¥1,642,554

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2023, 2022 and 2021 were as follows:

	At March 31,
	2023	2022	2021
Discount rates	1.2%	0.8%	0.6%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2023 and 2022 were as follows:

	At March 31,
	2023	2022
	Increase/(decrease)	Increase/(decrease)

	(In millions)
Discount rates:
Increase by 50 bps	¥(54,832)	¥(61,869)
Decrease by 50 bps	61,585	69,733
Average life expectancy at age 60:
Increase of one year	¥30,466	¥34,064

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2023, 2022 and 2021 were as follows:

	At March 31,
	2023	2022	2021

	(Years)
Lump-sum severance indemnity plans	11.3	12.7	12.9
Defined benefit pension plans	15.6	18.4	18.5